Note 12 - Equity - Schedule of Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended			15 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025
Outstanding warrants, number (in shares)	1,971,216
Outstanding warrants, exercise price (in dollars per share)	$ 11.54
Outstanding warrants, weighted average remaining life (Year)		4 years 3 months 18 days			2 years 4 months 9 days
Exercised (in shares)	(1,623,530)	(12,827)
Exercised (in dollars per share)	$ 5.43	$ 0.05
Outstanding warrants, number (in shares)	921,381	1,971,216			921,381
Outstanding warrants, exercise price (in dollars per share)	$ 17.6	$ 11.54			$ 17.6
Common Stock Warrants [Member]
Outstanding warrants, number (in shares)		193,433	33,467		193,433
Outstanding warrants, exercise price (in dollars per share)		$ 23.46	$ 45.43		$ 23.46
Outstanding warrants, weighted average remaining life (Year)			2 years 8 months 26 days	2 years 6 months 14 days
Outstanding warrants, number (in shares)			193,433	33,467
Outstanding warrants, exercise price (in dollars per share)			$ 23.46	$ 45.43
Penny Warrants [Member]
Outstanding warrants, number (in shares)	699,546	54,708	54,708		54,708
Outstanding warrants, weighted average remaining life (Year)	3 years 2 months 1 day	3 years 2 months 19 days	1 year 6 months 3 days	2 years 6 months 3 days
Exercised (in shares)	563,065	(626,264)
Outstanding warrants, number (in shares)	136,481	699,546	54,708	54,708	136,481
Series C Preferred Unit Warrants [Member]
Outstanding warrants, exercise price (in dollars per share)	$ 24.62
warrants issued, number (in shares)		86,820	159,966
Warrants issued, exercise price (in dollars per share)		$ 24.62	$ 24.62
Outstanding warrants, exercise price (in dollars per share)		$ 24.62
Prefunded Penny Warrants [Member]
warrants issued, number (in shares)		504,324
Series D Warrants [Member]
warrants issued, number (in shares)		92,799
Broker Warrants [Member]
warrants issued, number (in shares)		4,163
Warrants issued, exercise price (in dollars per share)		$ 12.31
Series A Warrants [Member]
warrants issued, number (in shares)		629,047
PIPE Warrants [Member]
warrants issued, number (in shares)		823,529
Warrants issued, exercise price (in dollars per share)		$ 6.83
Outstanding warrants, exercise price (in dollars per share)	$ 6.83				$ 6.83
Consulting Agreement Warrants [Member]
warrants issued, number (in shares)		44,932
WaveDancer Legacy Warrants [Member]
warrants issued, number (in shares)		76,098
Warrants issued, exercise price (in dollars per share)		$ 94.69
Convertible Promissory Note [Member]
warrants issued, number (in shares)		800,000
Warrants issued, exercise price (in dollars per share)		$ 4